Income Taxes - Summary of Components of Tax Expense Income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Components Of Income Tax Expense [Line Items]
Current income tax		$ (107.5)	$ (83.4)	$ (80.5)
Deferred income tax benefits		30.9	19.1	25.8
Total tax expense	[1]	$ (76.6)	$ (64.3)	$ (54.8)

[1]	The notes are an integral part of these consolidated financial statements.